FAIR VALUE MEASUREMENT - Schedule of Carrying Values and Estimated Fair Values of Debt Instruments (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Aug. 21, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	$ 6,463,000		$ 37,035,000			$ 119,991,000
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	13,980,000		50,423,000			130,773,000
Notes payable | Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	1,506,000		1,498,000			1,519,000
Notes payable | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	1,399,000		1,334,000			1,238,000
Convertible loans | Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	4,957,000		4,767,000
Convertible loans | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	12,581,000		6,981,000
Prior Loan Agreement | Senior secured term loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Principal amount								$ 110,300,000
Prior Loan Agreement | Senior secured term loans | Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value			0			57,322,000
Prior Loan Agreement | Senior secured term loans | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value			0			57,682,000
2029 Senior Secured Term Loan | Senior secured term loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Principal amount	0	$ 40,000,000	100,000,000.0	$ 100,000,000
2029 Senior Secured Term Loan | Senior secured term loans | Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	0		30,770,000			0
2029 Senior Secured Term Loan | Senior secured term loans | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	$ 0		42,108,000			0
Convertible Promissory Notes | Notes payable | Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value			$ 0			56,150,000
Convertible Promissory Notes | Convertible loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, convertible, conversion price (in dollars per share)	$ 16		$ 18.00		$ 18.00		$ 18.00
Principal amount							$ 56,200,000
Convertible Promissory Notes | Convertible loans | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, convertible, conversion price (in dollars per share)	$ 16		$ 18
Convertible Promissory Notes | Convertible loans | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value			$ 0			65,603,000
Convertible Loan | Notes payable | Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value			$ 4,767,000			5,000,000
Convertible Loan | Convertible loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, convertible, conversion price (in dollars per share)									$ 16.00
Principal amount									$ 5,000,000.0
Convertible Loan | Convertible loans | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, convertible, conversion price (in dollars per share)			$ 16
Convertible Loan | Convertible loans | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value			$ 6,981,000			$ 6,250,000